Failed Sale-Leaseback Arrangement	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Failed Sale-Leaseback Arrangement

NOTE 8 – FAILED SALE-LEASEBACK ARRANGEMENT

On December 23, 2015, the Company sold certain land, building and improvements for $56,000 and is leasing back the property from the purchaser over a non-cancellable period of 20 years. The lease contains renewal options at lease termination, with three options to renew for 10 additional years each and contains a right of first offer in the event the property owner intends to sell any portion or all of the property to a third party. These rights and obligations constitute continuing involvement, which results in failed sale-leaseback (financing) accounting. The financing liability has an implied interest rate of 7.4%. The Company incurred financing costs of $1,025 in connection with this transaction.

The financing liability, net of debt discount, is summarized as follows:

	As of December 31,
	2017	2016
Financing liability	$55,158	$55,599
Debt discount	(883)	(951)
Financing liability, net of debt discount	54,275	54,648
Less: current portion	595	465
Financing liability, non-current portion	$53,680	$54,183

The future minimum payments required by the arrangement are as follows:

			Total
Years ending December 31,	Principal	Interest	Payment
2018	$595	$4,065	$4,660
2019	737	4,017	4,754
2020	892	3,956	4,848
2021	1,061	3,885	4,946
2022	1,245	3,800	5,045
Thereafter	42,315	33,235	75,550
	$46,845	$52,958	$99,803

At the conclusion of the 20-year lease period, the financing liability residual will be $8,313, which will correspond to the carrying value of the land. Payments totaling $4,570 were made to the lessor during 2017 of which $4,104 represented payment of interest and $465 reduced the Company’s financing obligation. Payments totaling $4,106 were made to the lessor and interest incurred on the financing liability was $4,131 during 2016, resulting in $25 of accrued interest, which was included on the balance sheet in accounts payable, accrued expenses and other current liabilities during 2016. The Company recorded $68 and $69 of interest expense on the failed sale-leaseback financing related to the amortization of the debt discount during 2017 and 2016, respectively.